CUSTOMER DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2021
Customer Deposits
SCHEDULE OF CUSTOMER DEPOSITS
	December 31, 2021	December 31, 2020
Customer deposits	$172,134	$385,449